Note 37 - Information on Subsidiaries - Carrying Amounts of Assets and Liabilities to which Restrictions Apply (Detail) - EUR (€) € in Millions	Dec. 31, 2019	Dec. 31, 2018
Total assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	€ 104,327	€ 176,022
Financial assets at fair value through profit or loss	530,713	573,344
Financial assets at fair value through other comprehensive income	45,503	51,182
Loans	429,841	400,297
Other	187,290	147,293
Total	1,297,674	1,348,137
Restricted assets [Member]
Carrying Amounts of Assets and Liabilities to which Restrictions Apply [line items]
Interest-earning deposits with banks	159	188
Financial assets at fair value through profit or loss	43,190	48,320
Financial assets at fair value through other comprehensive income	2,943	4,375
Loans	71,369	76,573
Other	3,017	1,991
Total	€ 120,678	€ 131,447